OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER LIABILITIES [Abstract]
Current tax payable	$ 50	$ 4,226
Lease discount	25,539	0
Lease incentive obligation	14,020	20,306
Deferred rent	15,067	8,444
Refundable deposits	3,420	805
Other	22,306	5,875
Total other liabilities	$ 80,402	$ 39,656